Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

4. Leases

The movements in right-of use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2022	81,651	345	81,996
Additions, net	30,361	194	30,555
Depreciation	(18,854)	(372)	(19,226)
As of December 31, 2022	93,158	167	93,325
Additions, net	71,315	957	72,272
Depreciation	(38,650)	(398)	(39,048)
As of December 31, 2023	125,823	726	126,549

On October 26, 2021, GasLog Partners completed the sale and lease-back of the GasLog Shanghai with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessel to third parties. The vessel was sold to CDBL for net proceeds of $117,569. GasLog Partners leased back the vessel under bareboat charter from CDBL for a period of five years with no repurchase option or obligation. This sale and lease-back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $84,761 and a corresponding lease liability of $57,396.

On October 31, 2022, GasLog Partners completed the sale and lease-back of the Methane Heather Sally with an unrelated third party which has the right to sell the vessel to third parties. The vessel was sold for net proceeds of $49,472. GasLog Partners leased back the vessel under a bareboat charter until the middle of 2025, with no repurchase option or obligation. The sale and lease-back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $30,345 and a corresponding lease liability of $18,719.

On March 30, 2023, GasLog Partners completed the sale and lease-back of the GasLog Sydney with a wholly-owned subsidiary of CDBL. The vessel was sold to CDBL for net proceeds of $137,188 and leased back under a bareboat charter for a period of five years with no repurchase option or obligation. This sale and lease-back met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $67,779 and a corresponding lease liability of $55,800.

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2022	2023
As of January 1,	55,898	62,569
Additions, net	18,913	54,442
Interest expense on leases (Note 13)	1,668	3,785
Payments	(13,910)	(26,888)
As of December 31,	62,569	93,908
Lease liabilities—current portion	17,433	28,831
Lease liabilities—non-current portion	45,136	65,077
Total	62,569	93,908

An amount of $69,082 has been recognized in the consolidated statement of profit or loss under Revenues for the year ended December 31, 2023 ($24,973 for the year ended December 31, 2022), which represents the revenue from subleasing right-of-use assets.